General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General Information
1.	General Information

Company’s identity
The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020. The Company operates its fleet through Performance Shipping Management Inc. (ex “Unitized Ocean Transport Limited”, or the “Manager”), a wholly-owned subsidiary. The fees payable to Performance Shipping Management Inc. are eliminated in consolidation as intercompany transactions.

Other matters

Various macroeconomic factors, including inflation, higher interest rates, global supply chain constraints, and broader economic uncertainty, could adversely affect the Company’s results of operations, financial condition, cash flows, and the ability to pay dividends. Additionally, fluctuations in tankers’ spot charter rates may also impact the Company’s revenues.

Global economic conditions remain uncertain due to geopolitical tensions, armed conflicts, such as those involving Russia and Ukraine, Israel and Iran, the U.S. and Iran, the instability in the Middle East, the Red Sea, Venezuela and other regions, as well as strategic tensions among major economies such as the U.S., China, and their allies. Potentially prolonged disruption of shipping through the Strait of Hormuz, a waterway essential to the shipment of crude oil and refined petroleum, may disrupt the global tanker industry.  Currently, neither the Company’s contracts nor its financial results have been adversely affected by these challenges and conflicts. However, it is possible that third parties with whom the Company has or will have future contracts may be impacted.

The world economy faces also other challenges including tariffs, trade wars, global public health threats such as the outbreak of pandemics and epidemics. The Company monitors inflation in the United States, Eurozone, and other regions, which are impacted by global geo-political conditions and the likely shift in policy following numerous elections around the world. Additionally, the Company monitors changes in tariffs, trade barriers, and embargos, including recently imposed or announced tariffs by the U.S. and the effects of retaliatory tariffs from affected countries.

The extent and duration of these geopolitical and economic developments remain uncertain. Prolonged disruptions or conflicts could decrease worldwide demand for goods and seaborne trade, making the overall impact on the tanker market and the Company’s business difficult to predict.